11. Repurchase Agreements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Securities sold under agreements to repurchase	$ 34,149,608	$ 21,645,446
Book value of collateral of agreement	40,625,821	28,236,279
Fair value of collateral of agreement	40,886,059	28,425,092
Average daily balance of repurchase agreements	26,383,409	21,725,160
Maximum borrowings outstanding on repurchase agreement	$ 34,149,608	$ 24,090,954
Weighted average interest rate on repurchase agreement	0.55%	0.65%